Commitments For Expenditure (Additional Information) (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Commitments For Expenditure [Abstract]
Operating lease term	4 years	5 years
Expiry date of sub let areas facility	Jul. 12, 2021